Long-Term Debt, Net - Convertible Debt (Parentheticals) (Details) - Senior Convertible Debt ]Member] - USD ($) $ in Thousands		12 Months Ended
	Nov. 08, 2021	Dec. 31, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt, Net - Convertible Debt (Parentheticals) (Details) [Line Items]
Original Issue Discount	16.00%	16.00%
unamortized debt discount		$ 41,345	$ 1,899	$ 3,906	$ 24,349